Date: 11/19/2021 12:11 AM	Toppan Merrill	Project: 21-33114-66 Form Type: NPORT-EX
Client: 21-33114-66_Voya Financial_NPORT-EX		File: tm2133114-66_clarnrlest.htm Type: NPORT-EX Pg: 1 of 2

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Diversified REITs: 3.8%
77,745		Alexander & Baldwin, Inc.	$1,822,343	0.7
190,896		VEREIT, Inc.	8,634,226	3.1
			10,456,569	3.8

		Health Care REITs: 8.0%
220,310		Healthcare Trust of America, Inc.	6,534,394	2.3
169,894		Ventas, Inc.	9,379,848	3.4
76,714		Welltower, Inc.	6,321,234	2.3
			22,235,476	8.0

		Hotel & Resort REITs: 5.4%
181,600		Apple Hospitality REIT, Inc.	2,856,568	1.0
233,300	(1)	Park Hotels & Resorts, Inc.	4,465,362	1.6
349,600	(1)	Sunstone Hotel Investors, Inc.	4,174,224	1.5
194,600	(1)	Xenia Hotels & Resorts, Inc.	3,452,204	1.3
			14,948,358	5.4

		Industrial REITs: 18.3%
270,311		Duke Realty Corp.	12,939,788	4.7
229,171		ProLogis, Inc.	28,744,918	10.3
79,500		Rexford Industrial Realty, Inc.	4,511,625	1.6
120,060		STAG Industrial, Inc.	4,712,355	1.7
			50,908,686	18.3

		Office REITs: 5.0%
14,646		Alexandria Real Estate Equities, Inc.	2,798,411	1.0
186,336		Hudson Pacific Properties, Inc.	4,895,046	1.8
227,500		Paramount Group, Inc.	2,045,225	0.7
238,939		Piedmont Office Realty Trust, Inc.	4,164,707	1.5
			13,903,389	5.0

		Residential REITs: 19.4%
91,152		Apartment Income REIT Corp.	4,449,129	1.6
52,690		Camden Property Trust	7,770,194	2.8
35,068		Essex Property Trust, Inc.	11,212,643	4.1
267,349		Invitation Homes, Inc.	10,247,487	3.7
28,307		NexPoint Residential Trust, Inc.	1,751,637	0.6
60,008		Sun Communities, Inc.	11,107,481	4.0
138,000		UDR, Inc.	7,311,240	2.6
			53,849,811	19.4

		Retail REITs: 13.4%
57,000		Getty Realty Corp.	1,670,670	0.6
87,900		National Retail Properties, Inc.	3,796,401	1.4
102,484		Regency Centers Corp.	6,900,248	2.5
149,659		Simon Property Group, Inc.	19,451,180	7.0
168,600		SITE Centers Corp.	2,603,184	0.9
62,697		Spirit Realty Capital, Inc.	2,886,570	1.0
			37,308,253	13.4

		Specialized REITs: 26.2%
20,891		American Tower Corp.	5,544,680	2.0
15,961		Crown Castle International Corp.	2,766,361	1.0
277,891		CubeSmart	13,463,819	4.8
67,649		CyrusOne, Inc.	5,236,709	1.9
35,700		Digital Realty Trust, Inc.	5,156,865	1.8
12,634		Equinix, Inc.	9,982,502	3.6
89,518		Extra Space Storage, Inc.	15,038,129	5.4
123,900		Four Corners Property Trust, Inc.	3,327,954	1.2
43,405		Life Storage, Inc.	4,980,290	1.8
121,243		MGM Growth Properties LLC	4,643,607	1.7
76,100		Weyerhaeuser Co.	2,706,877	1.0
			72,847,793	26.2

	Total Common Stock
	(Cost $226,545,102)		276,458,335	99.5

SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
3,675,906	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $3,675,906)	3,675,906	1.3

	Total Short-Term Investments
	(Cost $3,675,906)	3,675,906	1.3

	Total Investments in Securities (Cost $230,221,008)	$280,134,241	100.8
	Liabilities in Excess of Other Assets	(2,149,168)	(0.8)
	Net Assets	$277,985,073	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2021.

Date: 11/19/2021 12:11 AM	Toppan Merrill	Project: 21-33114-66 Form Type: NPORT-EX
Client: 21-33114-66_Voya Financial_NPORT-EX		File: tm2133114-66_clarnrlest.htm Type: NPORT-EX Pg: 2 of 2

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$276,458,335	$–	$–	$276,458,335
Short-Term Investments	3,675,906	–	–	3,675,906
Total Investments, at fair value	$280,134,241	$–	$–	$280,134,241

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $240,547,776.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$42,510,699
Gross Unrealized Depreciation	(2,924,234)
Net Unrealized Appreciation	$39,586,465